LONG-TERM DEBTS (Details) $ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LONG-TERM DEBTS
Senior notes		¥ 53		¥ 8,730
Securitization debt		714		590
Other		250
Total		11,430	$ 1,634,000,000	20,134
Fair value of long-term debt, based on Level 2 inputs		¥ 14,000		22,800
Long-term Loans from Commercial Banks
LONG-TERM DEBTS
Weighted average interest rate (as a percent)		5.10%	5.10%
Aggregate principal amount		¥ 60	$ 9,000,000
Long-term Loans from Commercial Banks | Short-Term Debt [Member]
LONG-TERM DEBTS
Aggregate principal amount		7
Long-term Loans from Commercial Banks | Long-Term Debt [Member]
LONG-TERM DEBTS
Aggregate principal amount		¥ 53
Securitization Debt | Minimum
LONG-TERM DEBTS
Debt Instrument, Interest Rate During Period		1.80%
Debt Instrument, Term		1 year
Securitization Debt | Maximum
LONG-TERM DEBTS
Debt Instrument, Interest Rate During Period		2.80%
Debt Instrument, Term		3 years
Convertible Debt 2029
LONG-TERM DEBTS
Senior notes		¥ 10,413		¥ 10,814
Interest rate (as a percent)	0.75%
Aggregate principal amount | $	$ 1,500,000,000
Debt issuance costs | $	$ 22,500,000
Percentage Of Principle Amount For Repurchase Fundamental Change In Tax Laws	10.00%
Percentage of principle amount for repurchase fundamental change	100.00%
Debt Instrument, Interest Rate Terms	semiannually
Option To Purchase Exercise Of Additional Aggregate Principal Amount | $	$ 200,000,000
Convertible Debt 2029 | ADS
LONG-TERM DEBTS
Principal amount denomination for conversion | $	$ 1,000
Initial conversion rate	15.0462
Initial conversion price (in dollars per share) | $ / shares	$ 66.46
Debt Instrument, Maturity Date	Jun. 15, 2029